Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details)	Sep. 30, 2026 $ / shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise Price of Warrants	$ 138